Stock options (Tables)	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]

		Weighted average
	Number of options	exercise price
Outstanding at October 31, 2019	5,730,000	$0.25
Cancelled	(2,040,000)	0.25
Expired	(1,490,000)	0.46
Outstanding at October 31, 2020	2,200,000	$0.10
Granted	9,500,000	0.06
Outstanding at October 31, 2021	11,700,000	$0.06
Granted	2,025,000	0.07
Expired	(2,000,000)	0.07
Outstanding at October 31, 2022	11,725,000	$0.06

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
			Weighted average
		Number of		Remaining
Date of issue	Expiry date	options	Exercise price	contractual life
June 29, 2018	June 29, 2023	2,200,000	0.10	0.7
November 13, 2020	November 13, 2025	6,500,000	0.05	3.0
October 8, 2021	October 8, 2026	1,000,000	0.07	3.9
December 15, 2021	December 15, 2023	25,000	0.07	1.1
October 11, 2022	October 11, 2023	2,000,000	0.07	0.9
Outstanding at October 31, 2022		11,725,000	$0.06	2.3

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	2022	2021
Share price at grant date	$0.03 - $0.05	$0.05
Exercise price	$0.07	$0.05 - $0.07
Volatility factor	212% - 272%	148% - 180%
Risk free interest rate	0.97% - 4.33%	0.75%
Expected life of options in years	1 - 2	5
Expected divided yield	0%	0%
Forfeiture rate	0%	0%
Weighted average Black Scholes value at grant date	$0.02 - $0.03	$0.05 - $0.06